ISSUANCE OF EQUITY INTERESTS - Warrants outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	May 18, 2023	May 16, 2023	Dec. 31, 2022	Jul. 27, 2022
Equity
Warrants outstanding (in shares), beginning balance	6,195,456	4,217,809
Warrants issued (in shares)		3,398,148
Warrants exercised (in shares)	(59,211)	(1,420,501)
Warrants outstanding (in shares), ending balance	6,136,245	6,195,456
Warrant exercise price, outstanding (in dollars per share)			$ 2.9999	$ 2.9999		$ 3.6
Weighted Average
Equity
Warrant exercise price, outstanding (in dollars per share)	$ 3.28	$ 3.28			$ 3.29
Warrant exercise price, issued (in dollars per share)		2.56
Warrant exercise price, exercised (in dollars per share)	$ 3.55	$ 1.57
Warrants term	3 years 9 months 3 days	4 years 5 months 15 days